Goodwill and Other Intangible Assets (Goodwill Rollforward) (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Beginning Balance	$ 1,568	$ 1,601	$ 1,568
Ending Balance		1,599	1,601
Fuel Distribution
Goodwill [Roll Forward]
Beginning Balance	1,351	1,364	1,351
Ending Balance		1,362	1,364
Pipeline Systems
Goodwill [Roll Forward]
Beginning Balance	0	0	0
Ending Balance		0	0
Terminals
Goodwill [Roll Forward]
Beginning Balance	217	237	217
Ending Balance		237	237
Transmix processing and terminal acquisition
Goodwill [Roll Forward]
Goodwill related to acquisition			20
Transmix processing and terminal acquisition | Fuel Distribution
Goodwill [Roll Forward]
Goodwill related to acquisition			0
Transmix processing and terminal acquisition | Pipeline Systems
Goodwill [Roll Forward]
Goodwill related to acquisition			0
Transmix processing and terminal acquisition | Terminals
Goodwill [Roll Forward]
Goodwill related to acquisition			20
Peerless Oil & Chemicals, Inc.
Goodwill [Roll Forward]
Goodwill related to acquisition	$ 11		13
Peerless Oil & Chemicals, Inc. | Fuel Distribution
Goodwill [Roll Forward]
Goodwill related to acquisition			13
Peerless Oil & Chemicals, Inc. | Pipeline Systems
Goodwill [Roll Forward]
Goodwill related to acquisition			0
Peerless Oil & Chemicals, Inc. | Terminals
Goodwill [Roll Forward]
Goodwill related to acquisition			$ 0
Other
Goodwill [Roll Forward]
Goodwil adjustments related to acquisition		(2)
Other | Fuel Distribution
Goodwill [Roll Forward]
Goodwil adjustments related to acquisition		(2)
Other | Pipeline Systems
Goodwill [Roll Forward]
Goodwil adjustments related to acquisition		0
Other | Terminals
Goodwill [Roll Forward]
Goodwil adjustments related to acquisition		$ 0